UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21327
BNY Mellon Investment Funds VI
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
5/31/25
ITEM 1 - Reports to Stockholders
BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class A – DBOAX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$57	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)

Financial
16.1%
Technology
15.3%
Consumer, Non-cyclical
11.5%
Government
10.7%
Communications
10.6%
Mortgage Securities
10.0%
Industrial
9.8%
Investment Companies
4.9%
Consumer, Cyclical
4.0%
Energy
4.0%
Utilities
2.3%
Basic Materials
1.4%
Net Other Assets and Liabilities
-0.6%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

Common Stocks
61.0%
Corporate Bonds and Notes
14.3%
U.S. Treasury Securities
9.5%
U.S. Government Agencies Mortgage-Backed
8.8%
Investment Companies
4.9%
Asset-Backed Securities
0.7%
U.S. Government Agencies Collateralized Municipal-Backed
0.6%
Foreign Governmental
0.4%
Municipal Securities
0.4%
Commercial Mortgage-Backed
0.3%
Net Other Assets and Liabilities
-0.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6000SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class C – DBOCX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$94	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6002SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class I – DBORX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$45	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6003SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class J – THPBX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$45	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6005SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Y – DBOYX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$44	0.89%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0314SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
May 31, 2025
Class Z – DBOZX
This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2024 to May 31, 2025. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$48	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 5/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$273	458	29.21%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 5/31/25 )
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
Allocation of Holdings (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6115SA0525
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Balanced Opportunity Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2025

Class	Ticker
A	DBOAX
C	DBOCX
I	DBORX
J	THPBX
Y	DBOYX
Z	DBOZX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Balanced Opportunity Fund
STATEMENT OF INVESTMENTS
May 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3%
Aerospace & Defense — .2%
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	320,000	294,293
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	200,000	197,985
				492,278
Agriculture — .1%
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	11/17/2029	320,000	334,047
Asset-Backed Certificates — .2%
John Deere Owner Trust, Ser. 2023-B, Cl. A3	5.18	3/15/2028	200,049	201,046
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(a)	1.91	10/20/2061	495,000	464,940
				665,986
Asset-Backed Certificates/Auto Receivables — .5%
Carvana Auto Receivables Trust, Ser. 2021-P4, Cl. A3	1.31	1/11/2027	17,669	17,640
Honda Auto Receivables Owner Trust, Ser. 2023-1, Cl. A3	5.04	4/21/2027	110,045	110,270
Hyundai Auto Receivables Trust, Ser. 2022-C, Cl. A4	5.52	10/16/2028	376,000	380,740
Mercedes-Benz Auto Receivables Trust, Ser. 2023-1, Cl. A3	4.51	11/15/2027	135,684	135,648
OSCAR US Funding XII LLC, Ser. 2021-1A, Cl. A4(a)	1.00	4/10/2028	98,294	97,263
Toyota Auto Receivables Owner Trust, Ser. 2022-D, Cl. A3	5.30	9/15/2027	384,279	385,876
Toyota Auto Receivables Owner Trust, Ser. 2023-A, Cl. A3	4.63	9/15/2027	137,291	137,325
				1,264,762
Automobiles & Components — .4%
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	320,000	264,203
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	280,000	238,940
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	545,000	508,353
				1,011,496
Banks — 2.5%
Bank of America Corp., Sr. Unscd. Notes	1.20	10/24/2026	110,000	108,460
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	105,000	101,899
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	290,000	290,599
Bank of Montreal, Covered Bonds(a)	3.75	7/25/2025	310,000	309,630
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	390,000	334,073
Citizens Bank NA, Sr. Unscd. Notes	3.75	2/18/2026	500,000	496,700
Cooperatieve Rabobank UA, Sr. Notes(a)	1.34	6/24/2026	280,000	279,338
Intesa Sanpaolo SpA, Sr. Notes	7.20	11/28/2033	300,000	331,443
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	400,000	386,249
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	255,000	253,971
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	185,000	183,799
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	590,000	596,934
Lloyds Banking Group PLC, Sr. Unscd. Notes	1.63	5/11/2027	280,000	272,115
Morgan Stanley, Sr. Unscd. Notes	4.00	7/23/2025	415,000	414,523
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	300,000	297,578
NatWest Group PLC, Sr. Unscd. Notes	1.64	6/14/2027	200,000	193,825
Royal Bank of Canada, Covered Bonds	2.60	3/24/2027	330,000	320,815
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	610,000	596,794
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	360,000	370,963
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	405,000	400,031
Wells Fargo & Co., Sub. Notes	4.30	7/22/2027	320,000	318,584
				6,858,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3% (continued)
Beverage Products — .2%
PepsiCo, Inc., Sr. Unscd. Notes	2.88	10/15/2049	740,000	473,674
Building Materials — .3%
Carrier Global Corp., Sr. Unscd. Notes	2.49	2/15/2027	395,000	382,869
Trane Technologies Financing Ltd., Gtd. Notes	5.25	3/3/2033	310,000	316,727
				699,596
Commercial Mortgage Pass-Through Certificates — .3%
CAMB Commercial Mortgage Trust, Ser. 2019-LIFE, Cl. A, (1 Month TSFR +1.37%)(a),(b)	5.70	12/15/2037	225,000	224,976
Citigroup Commercial Mortgage Trust, Ser. 2020-GC46, Cl. A2	2.71	2/15/2053	48,282	47,270
CSAIL Commercial Mortgage Trust, Ser. 2017-CX10, Cl. A4	3.19	11/15/2050	240,000	233,732
GS Mortgage Securities Trust, Ser. 2019-GC39, Cl. A3	3.31	5/10/2052	201,601	189,718
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C56, Cl. A5	2.45	6/15/2053	135,000	121,436
				817,132
Consumer Discretionary — .1%
Marriott International, Inc., Sr. Unscd. Notes, Ser. HH	2.85	4/15/2031	465,000	416,312
Consumer Staples — .1%
The Procter & Gamble Co., Sr. Unscd. Notes(c)	3.00	3/25/2030	350,000	332,235
Diversified Financials — .6%
Air Lease Corp., Sr. Unscd. Notes	1.88	8/15/2026	215,000	207,919
Discover Financial Services, Sr. Unscd. Notes	6.70	11/29/2032	342,000	368,136
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	320,000	319,454
MDGH GMTN RSC Ltd., Gtd. Notes	5.50	4/28/2033	210,000	216,057
Nasdaq, Inc., Sr. Unscd. Notes	5.95	8/15/2053	410,000	407,368
				1,518,934
Electronic Components — .3%
Amphenol Corp., Sr. Unscd. Notes	2.20	9/15/2031	390,000	338,084
Trimble, Inc., Sr. Unscd. Notes	6.10	3/15/2033	460,000	480,377
				818,461
Energy — 1.3%
BP Capital Markets America, Inc., Gtd. Notes	4.70	4/10/2029	540,000	545,638
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	3.70	11/15/2029	285,000	273,165
Diamondback Energy, Inc., Gtd. Notes	5.55	4/1/2035	830,000	819,026
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	188,000	191,828
Energy Transfer LP, Gtd. Notes(a)	5.63	5/1/2027	420,000	420,022
Equinor ASA, Gtd. Notes	3.25	11/18/2049	660,000	443,892
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	140,000	121,347
Kinder Morgan Energy Partners LP, Gtd. Notes	6.55	9/15/2040	330,000	342,089
Shell Finance US, Inc., Gtd. Notes	2.75	4/6/2030	500,000	465,027
				3,622,034
Environmental Control — .4%
Republic Services, Inc., Sr. Unscd. Notes(c)	2.38	3/15/2033	525,000	441,102
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	365,000	334,506
Waste Management, Inc., Gtd. Notes	3.15	11/15/2027	310,000	301,845
				1,077,453
Food Products — .2%
Conagra Brands, Inc., Sr. Unscd. Notes	1.38	11/1/2027	300,000	277,789
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	250,000	197,501
				475,290
Foreign Governmental — .4%
British Columbia, Sr. Unscd. Bonds	2.25	6/2/2026	520,000	509,726

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3% (continued)
Foreign Governmental — .4% (continued)
Hungary, Sr. Unscd. Notes(a)	5.25	6/16/2029	250,000	251,001
Italy, Sr. Unscd. Notes, Ser. 10Y	2.88	10/17/2029	225,000	209,697
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	60,000	59,352
				1,029,776
Health Care — 1.2%
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	220,000	208,753
Amgen, Inc., Sr. Unscd. Notes	3.15	2/21/2040	255,000	192,883
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	225,000	214,328
Becton, Dickinson and Co., Gtd. Notes	5.08	6/7/2029	630,000	639,284
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	235,000	208,516
Bio-Rad Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	430,000	391,188
DH Europe Finance II SARL, Gtd. Notes	2.60	11/15/2029	180,000	166,799
Eli Lilly & Co., Sr. Unscd. Notes	4.60	8/14/2034	550,000	536,372
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	230,000	201,696
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	220,000	213,149
Pfizer, Inc., Sr. Unscd. Notes(c)	3.45	3/15/2029	285,000	277,200
				3,250,168
Information Technology — .2%
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	650,000	422,886
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	130,000	96,590
				519,476
Insurance — .8%
Five Corners Funding Trust II, Sr. Unscd. Notes(a)	2.85	5/15/2030	260,000	239,696
Jackson Financial, Inc., Sr. Unscd. Notes	3.13	11/23/2031	195,000	169,476
Massachusetts Mutual Life Insurance Co., Sub. Notes(a)	3.38	4/15/2050	225,000	149,877
Metropolitan Life Global Funding I, Sr. Scd. Notes(a)	3.00	9/19/2027	545,000	528,046
New York Life Insurance Co., Sub. Notes(a)	3.75	5/15/2050	699,000	502,541
Pacific Life Global Funding II, Scd. Notes(a)	1.20	6/24/2025	375,000	374,266
Pacific Life Global Funding II, Scd. Notes(a)	1.38	4/14/2026	270,000	263,112
				2,227,014
Internet Software & Services — .1%
Meta Platforms, Inc., Sr. Unscd. Notes	5.60	5/15/2053	335,000	327,897
Materials — .2%
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	430,000	428,331
Media — .1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.75	4/1/2048	120,000	105,372
Comcast Corp., Gtd. Notes	2.65	2/1/2030	335,000	308,846
				414,218
Metals & Mining — .1%
Anglo American Capital PLC, Gtd. Notes(a)	2.63	9/10/2030	400,000	355,416
Municipal Securities — .4%
California, GO	2.38	10/1/2026	230,000	224,710
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.40	6/1/2032	65,000	56,622
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.45	6/1/2033	65,000	55,386
Central Florida Tourism Oversight District, GO, Refunding, Ser. A	2.50	6/1/2034	50,000	41,672
Connecticut, GO, Ser. A	2.10	7/1/2025	40,000	39,923
Dallas Fort Worth International Airport, Revenue Bonds, Refunding, Ser. C	2.92	11/1/2050	160,000	107,436
Honolulu City & County Wastewater System, Revenue Bonds, Refunding, Ser. B	2.50	7/1/2027	25,000	24,176
Massachusetts School Building Authority, Revenue Bonds, Refunding, Ser. B	2.44	10/15/2027	115,000	110,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3% (continued)
Municipal Securities — .4% (continued)
Metropolitan Transportation Authority, Revenue Bonds (Build America Bonds), Ser B-1	6.55	11/15/2031	225,000	236,379
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	135,000	138,490
Wisconsin, Revenue Bonds, Refunding, Ser. A	2.20	5/1/2027	135,000	129,913
				1,165,377
Real Estate — .6%
American Homes 4 Rent LP, Sr. Unscd. Notes	2.38	7/15/2031	258,000	221,464
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	240,000	244,370
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	740,000	637,346
Healthcare Realty Holdings LP, Gtd. Notes	3.10	2/15/2030	235,000	215,468
Simon Property Group LP, Sr. Unscd. Notes	3.50	9/1/2025	230,000	229,438
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	295,000	237,138
				1,785,224
Retailing — .2%
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	200,000	187,240
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	110,000	108,229
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.63	4/15/2053	357,000	335,116
				630,585
Semiconductors & Semiconductor Equipment — .4%
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2050	700,000	514,132
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	2.65	2/15/2032	410,000	349,491
SK Hynix, Inc., Sr. Unscd. Notes	5.50	1/16/2029	210,000	214,476
				1,078,099
Supranational Bank — .4%
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	520,000	511,333
International Finance Facility for Immunisation Co., Sr. Unscd. Notes	1.00	4/21/2026	560,000	543,739
				1,055,072
Technology Hardware & Equipment — .7%
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	450,000	441,264
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.02	6/15/2026	258,000	260,436
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.85	10/15/2031	448,000	444,648
International Business Machines Corp., Sr. Unscd. Notes	5.00	2/10/2032	650,000	655,004
				1,801,352
Telecommunication Services — .7%
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	438,000	360,396
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	270,000	323,538
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	310,000	267,815
T-Mobile USA, Inc., Gtd. Notes	3.88	4/15/2030	270,000	260,455
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	51,000	43,515
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	140,000	137,282
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	495,000	484,710
				1,877,711
Transportation — .3%
Canadian Pacific Railway Co., Gtd. Notes	2.45	12/2/2031	130,000	112,655
Canadian Pacific Railway Co., Gtd. Notes	3.00	12/2/2041	125,000	88,745
CSX Corp., Sr. Unscd. Notes	2.60	11/1/2026	380,000	370,682
CSX Corp., Sr. Unscd. Notes	3.35	11/1/2025	205,000	204,065
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	158,000	161,084
				937,231

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3% (continued)
U.S. Government Agencies Collateralized Mortgage Obligations — .3%
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-2, Cl. A2C(d)	2.75	9/25/2029	265,000	244,580
Federal Home Loan Mortgage Corp. Seasoned Loans Structured Transaction Trust, Ser. 2019-3, Cl. A2C(d)	2.75	11/25/2029	255,000	236,104
Government National Mortgage Association, Ser. 2022-173, Cl. PQ	5.00	6/20/2051	350,323	352,481
Government National Mortgage Association, Ser. 2022-177, Cl. PL	6.00	6/20/2051	92,158	93,379
				926,544
U.S. Government Agencies Collateralized Municipal-Backed Securities — .6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K089, Cl. A2(d)	3.56	1/25/2029	560,000	547,197
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K090, Cl. A2(d)	3.42	2/25/2029	545,000	529,737
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K095, Cl. A2(d)	2.79	6/25/2029	515,000	487,469
				1,564,403
U.S. Government Agencies Mortgage-Backed — 8.8%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-12/1/2051(d)			2,176,470	1,701,643
2.50%, 11/1/2027-9/1/2050(d)			1,120,881	927,120
3.00%, 6/1/2031-12/1/2046(d)			400,843	360,801
3.50%, 4/1/2035-9/1/2049(d)			1,101,601	1,022,348
5.50%, 1/1/2036-8/1/2053(d)			909,956	910,520
Federal National Mortgage Association:
1.50%, 3/1/2051(d)			449,763	332,118
2.00%, 8/1/2036-12/1/2051(d)			5,219,980	4,144,007
2.50%, 9/1/2028-1/1/2052(d)			3,348,996	2,781,955
3.00%, 6/1/2028-12/1/2050(d)			2,652,825	2,347,353
3.50%, 8/1/2034-10/1/2050(d)			2,648,128	2,422,889
4.00%, 7/1/2042-8/1/2052(d)			3,353,344	3,107,639
4.50%, 2/1/2039-10/1/2052(d)			1,949,893	1,870,569
5.00%, 4/1/2035-12/1/2048(d)			220,889	220,065
5.50%, 9/1/2034-5/1/2039(d)			18,361	18,601
8.00%, 3/1/2030(d)			55	55
Government National Mortgage Association I:
5.50%, 4/15/33			5,847	5,907
Government National Mortgage Association II:
3.00%, 1/20/2045-9/20/2051			1,082,506	947,671
3.50%, 7/20/2047-2/20/2052			680,424	609,929
4.00%, 10/20/2047-1/20/2048			165,866	153,532
4.50%, 7/20/2048			52,755	50,503
				23,935,225
U.S. Treasury Securities — 9.5%
U.S. Treasury Bonds	1.75	8/15/2041	4,575,000	2,973,393
U.S. Treasury Bonds	2.25	2/15/2052	5,350,000	3,187,639
U.S. Treasury Bonds	2.38	5/15/2051	3,563,000	2,205,372
U.S. Treasury Bonds	3.00	11/15/2045	1,340,000	998,771
U.S. Treasury Inflation Indexed Notes, U.S. CPI Urban Consumers Not Seasonally Adjusted(e)	0.13	1/15/2031	1,781,325	1,639,519
U.S. Treasury Notes	3.50	2/15/2033	1,880,000	1,790,737
U.S. Treasury Notes	3.63	5/31/2028	2,760,000	2,741,402
U.S. Treasury Notes	3.63	3/31/2030	1,395,000	1,374,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 35.3% (continued)
U.S. Treasury Securities — 9.5% (continued)
U.S. Treasury Notes	4.13	7/31/2028	3,034,000	3,057,051
U.S. Treasury Notes(c)	4.75	7/31/2025	3,130,000	3,132,085
U.S. Treasury Strip Principal(f)	4.37	2/15/2049	3,220,000	970,311
U.S. Treasury Strip Principal(f)	4.42	5/15/2043	4,980,000	2,040,595
				26,111,004
Utilities — 1.6%
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	95,000	92,533
Black Hills Corp., Sr. Unscd. Notes	6.00	1/15/2035	106,000	108,158
CenterPoint Energy Houston Electric LLC, Mortgage Notes	5.15	3/1/2034	1,050,000	1,044,400
Consolidated Edison Company of New York, Inc., Sr. Unscd. Debs., Ser. 20A	3.35	4/1/2030	170,000	162,055
Dominion Energy, Inc., Sr. Unscd. Notes	3.90	10/1/2025	165,000	164,648
Duke Energy Corp., Sr. Unscd. Notes	3.15	8/15/2027	275,000	268,030
Electricite de France SA, Sr. Unscd. Notes(a)	6.25	5/23/2033	200,000	210,765
Kentucky Utilities Co., First Mortgage Bonds	4.38	10/1/2045	105,000	85,400
NiSource, Inc., Sr. Unscd. Notes	5.25	3/30/2028	25,000	25,490
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	230,000	219,375
NRG Energy, Inc., Sr. Scd. Notes(a)	2.45	12/2/2027	440,000	414,079
Potomac Electric Power Co., First Mortgage Bonds	5.20	3/15/2034	607,000	607,363
RWE Finance US LLC, Gtd. Notes(a)	5.88	4/16/2034	370,000	375,876
Sierra Pacific Power Co., Mortgage Notes, Ser. P(c)	6.75	7/1/2037	25,000	27,298
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	290,000	188,080
Southern California Edison Co., First Mortgage Bonds, Ser. A	4.20	3/1/2029	235,000	228,945
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	132,000	133,764
				4,356,259
Total Bonds and Notes (cost $105,162,390)				96,654,395

	Shares
Common Stocks — 61.0%
Advertising — .1%
Publicis Groupe SA	3,337	363,289
Aerospace & Defense — 1.4%
BAE Systems PLC	8,577	219,742
Howmet Aerospace, Inc.	11,751	1,996,377
L3Harris Technologies, Inc.	6,304	1,540,319
		3,756,438
Agriculture — .5%
Philip Morris International, Inc.	7,493	1,353,161
Airlines — .2%
Delta Air Lines, Inc.	11,809	571,438
Automobiles & Components — .3%
Cie Generale des Etablissements Michelin SCA	8,296	317,255
Daimler Truck Holding AG	1,766	76,619
General Motors Co.	7,348	364,534
Stellantis NV	14,419	146,776
		905,184
Banks — 4.0%
Bank of America Corp.	54,887	2,422,163
BNP Paribas SA	5,959	521,941
First Horizon Corp.	53,023	1,054,097
ING Groep NV	11,775	249,750

Description	Shares	Value ($)
Common Stocks — 61.0% (continued)
Banks — 4.0% (continued)
JPMorgan Chase & Co.	11,228	2,964,192
Mizuho Financial Group, Inc.	20,800	578,489
Sumitomo Mitsui Financial Group, Inc.	12,600	323,986
The Goldman Sachs Group, Inc.	4,554	2,734,449
		10,849,067
Building Materials — 1.5%
Cie de Saint-Gobain SA	3,972	445,769
CRH PLC	2,435	219,617
CRH PLC	14,267	1,300,580
Heidelberg Materials AG	2,114	413,939
Johnson Controls International PLC	7,071	716,787
Trane Technologies PLC	2,153	926,371
		4,023,063
Chemicals — .1%
Evonik Industries AG	11,840	256,238
Yara International ASA (c)	1,955	70,099
		326,337
Commercial & Professional Services — .5%
Block, Inc. (g)	18,735	1,156,886
Brambles Ltd.	7,921	118,406
		1,275,292
Consumer Discretionary — 1.5%
Dolby Laboratories, Inc., Cl. A	11,274	837,207
ITOCHU Corp.	3,400	182,883
Las Vegas Sands Corp.	25,696	1,057,647
Planet Fitness, Inc., Cl. A (g)	6,080	625,207
Royal Caribbean Cruises Ltd.	5,821	1,495,823
		4,198,767
Consumer Durables & Apparel — .1%
LVMH Moet Hennessy Louis Vuitton SE	382	207,437
Consumer Staples — .4%
Kenvue, Inc.	33,777	806,257
Unilever PLC	5,408	342,974
		1,149,231
Diversified Financials — 3.2%
ASX Ltd.	7,998	367,588
Capital One Financial Corp.	7,799	1,475,181
CME Group, Inc.	5,706	1,649,034
Intercontinental Exchange, Inc.	9,042	1,625,752
Mastercard, Inc., Cl. A	3,056	1,789,594
Singapore Exchange Ltd.	19,800	215,232
The Charles Schwab Corp.	10,464	924,390
Voya Financial, Inc.	10,320	686,486
		8,733,257
Electronic Components — 2.3%
AMETEK, Inc.	9,109	1,628,143
Casio Computer Co. Ltd.	36,500	264,438
Honeywell International, Inc.	4,663	1,056,962
Hubbell, Inc.	6,825	2,658,883
TE Connectivity PLC	4,198	671,974
		6,280,400

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 61.0% (continued)
Energy — 2.6%
BP PLC	52,151	252,781
Eni SpA	10,020	147,585
EQT Corp.	28,399	1,565,637
Exxon Mobil Corp.	15,210	1,555,983
Marathon Petroleum Corp.	9,314	1,497,132
OMV AG	3,315	177,285
Phillips 66	12,986	1,473,651
Shell PLC	16,290	537,625
		7,207,679
Environmental Control — .5%
Veralto Corp.	13,983	1,412,702
Food Products — .3%
Koninklijke Ahold Delhaize NV	5,050	213,191
Tate & Lyle PLC	27,820	207,282
Tesco PLC	64,236	335,808
		756,281
Forest Products & Paper — .4%
International Paper Co.	23,031	1,101,112
Health Care — 8.1%
Alcon AG	23,792	2,044,685
Align Technology, Inc. (g)	2,167	392,097
Baxter International, Inc.	23,081	703,971
BioNTech SE, ADR (g)	5,667	542,955
Boston Scientific Corp. (g)	7,608	800,818
Bristol-Myers Squibb Co.	7,496	361,907
Danaher Corp.	11,476	2,179,292
Dexcom, Inc. (g)	10,163	871,985
Edwards Lifesciences Corp. (g)	8,080	632,018
Eli Lilly & Co.	922	680,132
FUJIFILM Holdings Corp.	9,400	214,529
Gilead Sciences, Inc.	3,779	415,992
GSK PLC	29,444	597,848
Illumina, Inc. (g)	9,242	760,062
Insmed, Inc. (g)	6,039	421,099
Intuitive Surgical, Inc. (g)	2,476	1,367,594
Johnson & Johnson	14,563	2,260,323
Labcorp Holdings, Inc.	3,021	752,138
Medtronic PLC	19,792	1,642,340
Natera, Inc. (g)	2,578	406,628
Novartis AG	1,806	206,340
Repligen Corp. (g)	5,266	621,757
Roche Holding AG	952	307,115
Sanofi SA	2,660	264,336
Shionogi & Co. Ltd.	12,800	214,201
Sonova Holding AG	450	140,851
UnitedHealth Group, Inc.	4,164	1,257,153
Zoetis, Inc.	5,747	969,117
		22,029,283
Industrial — 1.7%
3M Co.	3,609	535,395
ACS Actividades de Construccion y Servicios SA	5,360	352,076

Description	Shares	Value ($)
Common Stocks — 61.0% (continued)
Industrial — 1.7% (continued)
Axon Enterprise, Inc. (g)	1,326	994,977
GE Vernova, Inc.	3,149	1,489,414
Mitsubishi Electric Corp.	17,300	349,138
Vertiv Holdings Co., Cl. A	6,626	715,144
Vinci SA	1,799	257,071
		4,693,215
Information Technology — 5.3%
Akamai Technologies, Inc. (g)	4,593	348,747
Atlassian Corp., Cl. A (g)	2,186	453,879
Bentley Systems, Inc., Cl. B	17,241	822,913
Datadog, Inc., Cl. A (g)	3,702	436,392
HubSpot, Inc. (g)	1,392	821,141
Intuit, Inc.	1,461	1,100,820
Microsoft Corp.	16,501	7,596,400
MongoDB, Inc. (g)	3,296	622,384
ServiceNow, Inc. (g)	1,194	1,207,241
Synopsys, Inc. (g)	2,091	970,182
		14,380,099
Insurance — 3.5%
Allianz SE	658	260,523
American International Group, Inc.	14,390	1,217,970
Aon PLC, Cl. A	4,507	1,676,964
Assurant, Inc.	7,469	1,516,058
AXA SA	3,702	174,485
Berkshire Hathaway, Inc., Cl. B (g)	5,750	2,897,770
Globe Life, Inc.	3,075	374,750
Hiscox Ltd.	10,328	175,473
MetLife, Inc.	8,126	638,541
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	252	163,497
RenaissanceRe Holdings Ltd.	2,245	559,948
		9,655,979
Internet Software & Services — 7.0%
Alphabet, Inc., Cl. C	39,257	6,785,572
Amazon.com, Inc. (g)	34,062	6,983,050
Chewy, Inc., Cl. A (g)	20,611	932,648
Netflix, Inc. (g)	1,636	1,975,028
Reddit, Inc., Cl. A (g)	3,792	426,031
Shopify, Inc., Cl. A (g)	11,308	1,212,444
Spotify Technology SA (g)	1,226	815,462
Trend Micro, Inc.	2,100	157,980
		19,288,215
Materials — .2%
Crown Holdings, Inc.	5,457	537,514
Media — .8%
The Walt Disney Company	18,819	2,127,300
Metals & Mining — .8%
Freeport-McMoRan, Inc.	22,421	862,760
Newmont Corp.	19,397	1,022,610
Rio Tinto PLC	3,084	182,913
		2,068,283

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 61.0% (continued)
Real Estate — .9%
CoStar Group, Inc. (g)	17,996	1,323,786
Klepierre SA	11,009	430,756
Sun Hung Kai Properties Ltd.	12,000	128,936
Weyerhaeuser Co. (h)	21,253	550,665
		2,434,143
Retailing — 1.0%
Casey’s General Stores, Inc. (c)	1,481	648,322
Ferguson Enterprises, Inc.	3,415	622,691
Ferguson Enterprises, Inc.	2,217	404,151
Freshpet, Inc. (g)	5,360	429,658
The TJX Companies, Inc.	5,971	757,720
		2,862,542
Semiconductors & Semiconductor Equipment — 5.7%
Advantest Corp.	3,700	189,429
ASML Holding NV	467	346,734
Broadcom, Inc.	8,613	2,084,949
Intel Corp.	12,231	239,116
Micron Technology, Inc.	13,106	1,237,993
NVIDIA Corp.	82,299	11,121,063
Renesas Electronics Corp.	20,800	257,732
		15,477,016
Technology Hardware & Equipment — 3.1%
Apple, Inc.	33,142	6,656,571
Check Point Software Technologies Ltd. (g)	2,302	526,882
Fujitsu Ltd.	13,000	299,760
International Business Machines Corp.	3,925	1,016,810
		8,500,023
Telecommunication Services — 1.7%
AT&T, Inc.	68,698	1,909,804
Cisco Systems, Inc.	32,742	2,064,056
Nippon Telegraph & Telephone Corp.	151,200	168,543
Orange SA	34,772	518,594
		4,660,997
Transportation — .6%
CSX Corp.	27,426	866,387
DHL Group	4,170	186,410
FedEx Corp.	2,790	608,499
		1,661,296
Utilities — .7%
Constellation Energy Corp.	3,890	1,190,923
Enel SpA	50,097	459,896
SSE PLC	7,960	188,866
		1,839,685
Total Common Stocks (cost $113,676,092)		166,685,725

Description	Preferred Dividend Rate (%)	Shares	Value ($)
Preferred Stocks — .1%
Automobiles & Components — .1%
Volkswagen AG (cost $340,422)	7.16	2,552	276,322

Exchange-Traded Funds — .8%
Registered Investment Companies — .8%
iShares Core U.S. Aggregate Bond ETF	140	13,734
iShares MSCI EAFE ETF(c)	7,673	681,439
SPDR S&P 500 ETF Trust	2,820	1,662,080
Total Exchange-Traded Funds (cost $2,206,596)		2,357,253

	1-Day Yield (%)
Investment Companies — 2.5%
Registered Investment Companies — 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $6,748,624)	4.42	6,748,624	6,748,624
Investment of Cash Collateral for Securities Loaned — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(i) (cost $4,275,395)	4.42	4,275,395	4,275,395
Total Investments (cost $232,409,519)		101.3%	276,997,714
Liabilities, Less Cash and Receivables		(1.3%)	(3,593,240)
Net Assets		100.0%	273,404,474

ADR—American Depositary Receipt
CPI—Consumer Price Index
ETF—Exchange-Traded Fund
GO—Government Obligation
SPDR—Standard & Poor’s Depository Receipt
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, these securities amounted to $5,460,844 or 2.0% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)
Security, or portion thereof, on loan. At May 31, 2025, the value of the fund’s securities on loan was $5,517,520 and the value of the collateral was
$5,698,000, consisting of cash collateral of $4,275,395 and U.S. Government & Agency securities valued at $1,422,605.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(e)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(f)	Security is a discount security. Income is recognized through the accretion of discount.
(g)	Non-income producing security.
(h)	Investment in real estate investment trust within the United States.
(i)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS (Unaudited) (continued)
Affiliated Issuers
Description	Value ($) 11/30/2024	Purchases ($)†	Sales ($)	Value ($) 5/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 2.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.5%	7,190,906	35,684,225	(36,126,507)	6,748,624	144,663
Investment of Cash Collateral for Securities Loaned - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.6%	1,869,599	54,786,004	(52,380,208)	4,275,395	7,990††
Total - 4.1%	9,060,505	90,470,229	(88,506,715)	11,024,019	152,653

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $5,517,520)—Note 1(c):
Unaffiliated issuers	221,385,500	265,973,695
Affiliated issuers	11,024,019	11,024,019
Cash denominated in foreign currency	69,327	70,690
Dividends, interest and securities lending income receivable		1,025,393
Tax reclaim receivable—Note 1(b)		74,520
Receivable for shares of Beneficial Interest subscribed		1,785
Prepaid expenses		61,248
		278,231,350
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		257,287
Liability for securities on loan—Note 1(c)		4,275,395
Payable for shares of Beneficial Interest redeemed		163,883
Trustees’ fees and expenses payable		4,366
Other accrued expenses		125,945
		4,826,876
Net Assets ($)		273,404,474
Composition of Net Assets ($):
Paid-in capital		222,994,142
Total distributable earnings (loss)		50,410,332
Net Assets ($)		273,404,474

Net Asset Value Per Share	Class A	Class C	Class I	Class J	Class Y	Class Z
Net Assets ($)	212,246,576	7,876,733	11,599,846	11,981,137	11,567	29,688,615
Shares Outstanding	8,948,742	334,787	492,366	504,776	484.75	1,262,487
Net Asset Value Per Share ($)	23.72	23.53	23.56	23.74	23.86	23.52
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	2,049,630
Dividends (net of $45,895 foreign taxes withheld at source):
Unaffiliated issuers	1,204,316
Affiliated issuers	144,663
Affiliated income net of rebates from securities lending—Note 1(c)	7,990
Total Income	3,406,599
Expenses:
Management fee—Note 3(a)	1,111,508
Shareholder servicing costs—Note 3(c)	382,753
Professional fees	59,466
Registration fees	50,690
Distribution Plan fees—Note 3(b)	30,512
Chief Compliance Officer fees—Note 3(c)	16,056
Prospectus and shareholders’ reports	13,043
Trustees’ fees and expenses—Note 3(d)	12,516
Custodian fees—Note 3(c)	11,882
Loan commitment fees—Note 2	4,421
Miscellaneous	29,462
Total Expenses	1,722,309
Less—reduction in expenses due to undertaking—Note 3(a)	(145,928)
Less—reduction in fees due to earnings credits—Note 3(c)	(8,019)
Net Expenses	1,568,362
Net Investment Income	1,838,237
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	6,111,999
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(13,455,865)
Net Realized and Unrealized Gain (Loss) on Investments	(7,343,866)
Net (Decrease) in Net Assets Resulting from Operations	(5,505,629)
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Operations ($):
Net investment income	1,838,237	3,431,663
Net realized gain (loss) on investments	6,111,999	16,093,908
Net change in unrealized appreciation (depreciation) on investments	(13,455,865)	33,749,976
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,505,629)	53,275,547
Distributions ($):
Distributions to shareholders:
Class A	(13,021,976)	(10,131,782)
Class C	(440,055)	(345,124)
Class I	(741,993)	(589,444)
Class J	(758,874)	(583,965)
Class Y	(736)	(552)
Class Z	(1,913,664)	(1,510,378)
Total Distributions	(16,877,298)	(13,161,245)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	2,766,223	7,407,216
Class C	217,881	906,920
Class I	974,698	2,565,967
Class J	42,225	160,558
Class Z	278,978	426,767
Distributions reinvested:
Class A	12,378,569	9,604,734
Class C	439,928	345,032
Class I	693,539	553,268
Class J	733,915	574,058
Class Z	1,841,988	1,456,368
Cost of shares redeemed:
Class A	(15,534,850)	(27,885,599)
Class C	(947,861)	(1,947,889)
Class I	(1,526,893)	(3,949,622)
Class J	(663,268)	(1,076,914)
Class Z	(2,387,831)	(3,720,356)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(692,759)	(14,579,492)
Total Increase (Decrease) in Net Assets	(23,075,686)	25,534,810
Net Assets ($):
Beginning of Period	296,480,160	270,945,350
End of Period	273,404,474	296,480,160

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	117,077	316,623
Shares issued for distributions reinvested	517,532	436,079
Shares redeemed	(660,996)	(1,193,904)
Net Increase (Decrease) in Shares Outstanding	(26,387)	(441,202)
Class C(a)
Shares sold	9,253	39,093
Shares issued for distributions reinvested	18,483	15,725
Shares redeemed	(40,588)	(83,048)
Net Increase (Decrease) in Shares Outstanding	(12,852)	(28,230)
Class I(b)
Shares sold	41,751	108,035
Shares issued for distributions reinvested	29,215	25,307
Shares redeemed	(66,257)	(170,985)
Net Increase (Decrease) in Shares Outstanding	4,709	(37,643)
Class J
Shares sold	1,846	6,934
Shares issued for distributions reinvested	30,694	26,076
Shares redeemed	(28,168)	(45,283)
Net Increase (Decrease) in Shares Outstanding	4,372	(12,273)
Class Z
Shares sold	12,138	18,501
Shares issued for distributions reinvested	77,718	66,702
Shares redeemed	(102,774)	(157,837)
Net Increase (Decrease) in Shares Outstanding	(12,918)	(72,634)

(a)
During the period ended May 31, 2025, 927 Class C shares representing $21,683 were automatically converted to 920 Class A shares and during the period ended
November 30, 2024, 1,217 Class C shares representing $28,197 were automatically converted to 1,208 Class A shares.

(b)	During the period ended November 30, 2024, 2,136 Class A shares representing $52,936 were exchanged for 2,148 Class I shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.62	22.27	21.55	27.39	24.82	23.32
Investment Operations:
Net investment income(a)	.15	.28	.26	.13	.06	.16
Net realized and unrealized gain (loss) on investments	(.59 )	4.15	1.53	(2.78)	3.49	2.16
Total from Investment Operations	(.44 )	4.43	1.79	(2.65)	3.55	2.32
Distributions:
Dividends from net investment income	(.30 )	(.28 )	(.16 )	(.07 )	(.16 )	(.30 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.46)	(1.08)	(1.07)	(3.19)	(.98 )	(.82 )
Net asset value, end of period	23.72	25.62	22.27	21.55	27.39	24.82
Total Return (%)(b)	(1.77)(c)	20.70	8.72	(11.11)	14.83	10.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.26 (d),(e)	1.26 (d)	1.29 (d)	1.24 (d)	1.22	1.24
Ratio of net expenses to average net assets(f)	1.15 (d),(e),(g)	1.14 (d),(g)	1.12 (d),(g)	1.15 (d),(g)	1.17	1.20
Ratio of net investment income to average net assets(f)	1.31 (d),(e),(g)	1.19 (d),(g)	1.23 (d),(g)	.60 (d),(g)	.22	.72
Portfolio Turnover Rate	29.21 (c)	46.25	71.50	68.43	79.60	95.62 (h)
Net Assets, end of period ($ x 1,000)	212,247	229,941	209,737	215,328	272,320	248,370

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
(h)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.33	22.03	21.32	27.25	24.72	23.24
Investment Operations:
Net investment income (loss)(a)	.06	.10	.10	(.03 )	(.14 )	(.01 )
Net realized and unrealized gain (loss) on investments	(.59 )	4.12	1.52	(2.78)	3.49	2.15
Total from Investment Operations	(.53 )	4.22	1.62	(2.81)	3.35	2.14
Distributions:
Dividends from net investment income	(.11 )	(.12 )	-	-	-	(.14 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.27)	(.92 )	(.91 )	(3.12)	(.82 )	(.66 )
Net asset value, end of period	23.53	25.33	22.03	21.32	27.25	24.72
Total Return (%)(b)	(2.15)(c)	19.78	7.99	(11.82)	13.96	9.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.03 (d),(e)	2.03 (d)	2.06 (d)	2.02 (d)	1.99	2.01
Ratio of net expenses to average net assets(f)	1.90 (d),(e),(g)	1.90 (d),(g)	1.87 (d),(g)	1.90 (d),(g)	1.92	1.95
Ratio of net investment income (loss) to average net assets(f)	.55 (d),(e),(g)	.44 (d),(g)	.48 (d),(g)	(.15 )(d),(g)	(.53 )	(.02 )
Portfolio Turnover Rate	29.21 (c)	46.25	71.50	68.43	79.60	95.62 (h)
Net Assets, end of period ($ x 1,000)	7,877	8,804	8,279	8,982	12,826	12,737

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Annualized.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	Amount inclusive of reduction in fees due to earnings credits.
(h)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.49	22.17	21.46	27.36	24.79	23.29
Investment Operations:
Net investment income(a)	.18	.34	.31	.19	.12	.21
Net realized and unrealized gain (loss) on investments	(.59 )	4.12	1.52	(2.78)	3.49	2.17
Total from Investment Operations	(.41 )	4.46	1.83	(2.59)	3.61	2.38
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	23.56	25.49	22.17	21.46	27.36	24.79
Total Return (%)	(1.65)(b)	20.97	9.01	(10.90)	15.13	10.61
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (c),(d)	1.01 (c)	1.05 (c)	1.01 (c)	.98	1.00
Ratio of net expenses to average net assets(e)	.90 (c),(d),(f)	.89 (c),(f)	.87 (c),(f)	.90 (c),(f)	.92	.95
Ratio of net investment income to average net assets(e)	1.55 (c),(d),(f)	1.44 (c),(f)	1.48 (c),(f)	.85 (c),(f)	.47	.96
Portfolio Turnover Rate	29.21 (b)	46.25	71.50	68.43	79.60	95.62 (g)
Net Assets, end of period ($ x 1,000)	11,600	12,431	11,645	12,004	16,259	13,317

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class J Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.67	22.32	21.59	27.51	24.92	23.41
Investment Operations:
Net investment income(a)	.18	.34	.31	.19	.12	.22
Net realized and unrealized gain (loss) on investments	(.59 )	4.15	1.54	(2.80)	3.51	2.17
Total from Investment Operations	(.41 )	4.49	1.85	(2.61)	3.63	2.39
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	23.74	25.67	22.32	21.59	27.51	24.92
Total Return (%)	(1.63)(b)	20.96	9.05	(10.92)	15.13	10.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.01 (c),(d)	1.01 (c)	1.04 (c)	.99 (c)	.97	.99
Ratio of net expenses to average net assets(e)	.90 (c),(d),(f)	.89 (c),(f)	.87 (c),(f)	.90 (c),(f)	.92	.95
Ratio of net investment income to average net assets(e)	1.56 (c),(d),(f)	1.44 (c),(f)	1.48 (c),(f)	.85 (c),(f)	.47	.97
Portfolio Turnover Rate	29.21 (b)	46.25	71.50	68.43	79.60	95.62 (g)
Net Assets, end of period ($ x 1,000)	11,981	12,845	11,441	12,449	14,914	14,031

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.80	22.42	21.56	27.48	24.90	23.39
Investment Operations:
Net investment income(a)	.18	.34	.32	.20	.12	.22
Net realized and unrealized gain (loss) on investments	(.60 )	4.18	1.66	(2.81)	3.50	2.17
Total from Investment Operations	(.42 )	4.52	1.98	(2.61)	3.62	2.39
Distributions:
Dividends from net investment income	(.36 )	(.34 )	(.21 )	(.19 )	(.22 )	(.36 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.52)	(1.14)	(1.12)	(3.31)	(1.04)	(.88 )
Net asset value, end of period	23.86	25.80	22.42	21.56	27.48	24.90
Total Return (%)	(1.66)(b)	20.95	9.75	(10.94)	15.12	10.62
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41 (c),(d)	1.17 (c)	1.00 (c)	.94 (c)	.92	.94
Ratio of net expenses to average net assets	.89 (c),(d),(e),(f)	.89 (c),(e),(f)	.90 (c),(e),(f)	.90 (c),(e),(f)	.92	.94
Ratio of net investment income to average net assets	1.55 (c),(d),(e),(f)	1.43 (c),(e),(f)	1.31 (c),(e),(f)	.85 (c),(e),(f)	.47	.96
Portfolio Turnover Rate	29.21 (b)	46.25	71.50	68.43	79.60	95.62 (g)
Net Assets, end of period ($ x 1,000)	12	13	11	2,383	6,505	7,362

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
Class Z Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	25.44	22.13	21.42	27.31	24.75	23.24
Investment Operations:
Net investment income(a)	.17	.32	.30	.17	.10	.21
Net realized and unrealized gain (loss) on investments	(.59 )	4.12	1.52	(2.78)	3.49	2.15
Total from Investment Operations	(.42 )	4.44	1.82	(2.61)	3.59	2.36
Distributions:
Dividends from net investment income	(.34 )	(.33 )	(.20 )	(.16 )	(.21 )	(.33 )
Dividends from net realized gain on investments	(1.16)	(.80 )	(.91 )	(3.12)	(.82 )	(.52 )
Total Distributions	(1.50)	(1.13)	(1.11)	(3.28)	(1.03)	(.85 )
Net asset value, end of period	23.52	25.44	22.13	21.42	27.31	24.75
Total Return (%)	(1.68)(b)	20.90	8.95	(10.99)	15.05	10.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.09 (c),(d)	1.09 (c)	1.12 (c)	1.09 (c)	1.05	1.07
Ratio of net expenses to average net assets(e)	.98 (c),(d),(f)	.96 (c),(f)	.95 (c),(f)	.98 (c),(f)	.99	1.02
Ratio of net investment income to average net assets(e)	1.47 (c),(d),(f)	1.37 (c),(f)	1.40 (c),(f)	.78 (c),(f)	.40	.93
Portfolio Turnover Rate	29.21 (b)	46.25	71.50	68.43	79.60	95.62 (g)
Net Assets, end of period ($ x 1,000)	29,689	32,447	29,832	29,462	35,630	33,881

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
(g)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended November 30, 2020 was 86.13%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Balanced Opportunity Fund (the “fund”) is the sole series of BNY Mellon Investment Funds VI (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek a high total return through a combination of capital appreciation and current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class J, Class Y and Class Z. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class J and Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class J and Class Z shares generally are not available for new accounts and Class Z shares bear Shareholder Services Plan fees. Class I, Class Y, Class J and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of May 31, 2025, MBC Investments Corporation, an indirect subsidiary of BNY, held all of the outstanding Class Y shares of the fund.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
Investments in equity securities and exchange-traded funds are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of May 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,930,748	—	1,930,748
Commercial Mortgage-Backed	—	817,132	—	817,132
Corporate Bonds and Notes	—	39,174,186	—	39,174,186
Equity Securities - Common Stocks	166,685,725	—	—	166,685,725
Equity Securities - Preferred Stocks	276,322	—	—	276,322
Exchange-Traded Funds	2,357,253	—	—	2,357,253
Foreign Governmental	—	1,029,776	—	1,029,776
Municipal Securities	—	1,165,377	—	1,165,377
U.S. Government Agencies Collateralized Mortgage Obligations	—	926,544	—	926,544
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	1,564,403	—	1,564,403
U.S. Government Agencies Mortgage-Backed	—	23,935,225	—	23,935,225
U.S. Treasury Securities	—	26,111,004	—	26,111,004
Investment Companies	11,024,019	—	—	11,024,019
	180,343,319	96,654,395	—	276,997,714

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of May 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2025, BNY earned $1,087 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,517,520
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,517,520)†

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be sus

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2024 were as follows: ordinary income $3,679,784 and long-term capital gains $9,481,461. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the Adviser, comprising Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2025, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from December 1, 2024 through March 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .90% of the value of the fund’s average daily net assets. On or after March 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $145,928 during the period ended May 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .30% of the value of the fund’s average daily net assets attributable to equity investments and .04% of the value of the fund’s average daily net assets attributable to fixed-income investments.
During the period ended May 31, 2025, the Distributor retained $1,837 from commissions earned on sales of the fund’s Class A shares and $807 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended May 31, 2025, Class C shares were charged $30,512 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2025, Class A and Class C shares were charged $269,251 and $10,171, respectively, pursuant to the Shareholder Services Plan.
Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2025, Class Z shares were charged $11,777 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2025, the fund was charged $24,940 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $8,019.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2025, the fund was charged $11,882 pursuant to the custody agreement.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended May 31, 2025, the fund was charged $16,056 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $183,922, Distribution Plan fees of $5,004, Shareholder Services Plan fees of $48,300, Custodian fees of $9,000, Chief Compliance Officer fees of $3,122 and Transfer Agent fees of $8,734, which are offset against an expense reimbursement currently in effect in the amount of $795.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, during the period ended May 31, 2025, amounted to $79,774,800 and $95,355,218, respectively.
At May 31, 2025, accumulated net unrealized appreciation on investments was $44,588,195, consisting of $57,514,724 gross unrealized appreciation and $12,926,529 gross unrealized depreciation.
At May 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $28,572.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 4-5, 2025, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (“NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM” and together with NIMNA, the “Sub-Advisers”), pursuant to which NIM provides certain advisory services to NIMNA, its sister company, for the benefit of the fund, including, but not limited to, portfolio management services and the day-to-day management of the portion of the fund’s assets allocated to fixed-income investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mixed-asset target allocation growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mixed-asset target allocation growth funds (the “Performance Universe”), all for various periods ended December 31, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mixed-asset target allocation growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Advisers the results of the comparisons and considered that the fund’s total return performance was below the Performance Group median for all periods, except for the one- and two-year periods when the fund’s total return performance was equal to the Performance Group median, and was above the Performance Universe median for all periods, except for the five- and ten-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Advisers, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver and expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were approximately equivalent to the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until March 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..90%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by one other fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Advisers that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Advisers in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Advisers and the Adviser. The Board also took into consideration that the Sub-Advisers’ fees are paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Advisers, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Advisers from acting as investment adviser and sub-investment advisers, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers are satisfactory and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Advisers continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Advisers, of the Adviser and the Sub-Advisers and the services provided to the fund by the Adviser and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6000NCSRSA0525

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds VI

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 21, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 21, 2025

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)